Segments and Significant Customers	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Segments and Significant Customers [Abstract]
Segments and Significant Customers	12. Segments and Significant Customers

Segments

The Company identifies its reportable segments in accordance with FASB guidance for disclosures about segments of an enterprise and related information, by reviewing the nature of products sold, nature of the production processes, type and class of customer, methods to distribute product and nature of regulatory environment. While all of these factors were reviewed, the Company believes that the most significant factors for the Company are the nature of its products, the nature of the production process and the type of customers served.

The Company's operations consist of four reportable segments: (i) pet food and specialty packaging, (ii) consumer food and specialty packaging, (iii) performance packaging and (iv) coated products. The pet food and specialty packaging segment produces products used in applications such as pet food, lawn and garden, charcoal, and popcorn packaging. The consumer food and specialty packaging segment produces products used in applications such as fresh meat, natural cheese and dairy foods, beverages, personal care, frozen foods, confectionary, breakfast foods, and films. The performance packaging segment produces products used in applications such as building materials, chemicals, agricultural products and food ingredient packaging. The coated products segment produces precision coated films, foils, fabrics and other substrates for imaging, electronics, medical and optical technologies.

The EMCS acquisition, which primarily includes meat and cheese packaging products, is included in the consumer food and specialty packaging segment for the three and nine months ended September 30, 2011 and the three months ended September 30, 2010.

The Company evaluates performance based on profit or loss from operations. During the three and nine months ended September 30, 2011 and 2010, segment data includes a charge allocating certain corporate costs to each of its segments, as summarized in the table below:

	Three Months Ended		Nine Months Ended
(in thousands of dollars)	September 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010
Pet food and specialty packaging	$1,263	$1,534	$4,124	$4,749
Consumer food and specialty packaging	2,245	2,657	6,923	5,264
Performance packaging	1,178	1,288	3,947	3,794

Total allocations	$4,686	$5,479	$14,994	$13,807

Certain prior year amounts related to the consumer food and specialty packaging segment have been reclassified for comparability to the current year presentation which reflects the EMCS integration of personnel into corporate departments.

Due to the autonomy of the coated products segment in relation to the other segments, no corporate costs were allocated to this segment during the three or nine months ended September 30, 2011 or 2010.

While sales and transfers between segments are recorded at cost plus a reasonable profit, the effects of intersegment sales are excluded from the computations of segment operating income. Intercompany profit is eliminated in consolidation and is not significant for the periods presented.

Corporate operating losses consist principally of certain unallocated corporate costs.

The table below presents information about the Company's reportable segments for the three and nine months ended September 30, 2011 and 2010.

	Three Months Ended		Nine Months Ended
(in thousands of dollars)	September 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010
Revenues from external customers:
Pet food and specialty packaging	$58,972	$59,869	$175,351	$172,306
Consumer food and specialty packaging	98,637	93,746	296,960	209,091
Performance packaging	41,370	42,167	129,940	130,044
Coated products	20,665	20,907	61,641	57,766

Total	$219,644	$216,689	$663,892	$569,207

Intersegment revenues:
Pet food and specialty packaging	$1,237	$67	$2,897	$177
Consumer food and specialty packaging	4,696	3,888	15,077	14,477
Performance packaging	136	346	566	576
Coated products	—	—	—	—

Total	$6,069	$4,301	$18,540	$15,230

Operating income:
Pet food and specialty packaging	$6,174	$6,780	$20,931	$18,126
Consumer food and specialty packaging	8,520	6,621	26,229	10,572
Performance packaging	2,247	3,313	6,569	9,917
Coated products	3,442	3,746	9,817	8,514
Corporate	(9,626)	(10,444)	(30,524)	(25,618)

Total	10,757	10,016	33,022	21,511
Interest expense—Corporate	12,976	10,922	36,572	25,053
Loss on early extinguishment of debt	—	—	22,051	—
Other income, net	(96)	(96)	(150)	(897)

Loss before income taxes	$(2,123)	$(810)	$(25,451)	$(2,645)

Significant Customers

No customer accounted for more than 10% of the Company's net sales during the nine months ended September 30, 2011 and 2010. One customer, primarily within the Company's pet food and specialty segment, accounted for 11.5% and 10.9% of the Company's total accounts receivable at September 30, 2011 and December 31, 2010, respectively.

11. Segments

The Company identifies its reportable segments in accordance with FASB guidance for disclosures about segments of an enterprise and related information, by reviewing the nature of products sold, nature of the production processes, type and class of customer, methods to distribute product and nature of regulatory environment. While all of these factors were reviewed, the Company believes that the most significant factors are the nature of its products, the nature of the production process and the type of customers served.

Prior to the Company's fourth quarter of 2008, the Company determined that it operated in two reportable segments. After the 2007 acquisitions of EAC and EPF, the Company began integration of these acquired businesses and during 2008 reassessed its segment reporting. As of the fourth quarter of 2008, the Company determined that its operations consisted of three reportable segments: (i) paper packaging, (ii) plastic packaging and films, and (iii) coated products. Effective July 1, 2009, the Company implemented an internal organizational change to move from a concentration on product lines to a concentration on markets. As a result of this change, the Company reassessed its segment reporting in the third quarter of 2009 and determined that its operations consist of four reportable segments: (i) pet food and specialty packaging, (ii) consumer food and specialty packaging, (iii) performance packaging and (iv) coated products. The pet food and specialty packaging segment produces products used in applications such as pet food, lawn and garden, charcoal, and popcorn packaging. The consumer food and specialty packaging segment produces products used in applications such as fresh meat, natural cheese and dairy foods, beverages, personal care, frozen foods, confectionary, breakfast foods, and films. The performance packaging segment produces products used in applications such as building materials, chemicals, agricultural products and food ingredient packaging. The coated products segment produces precision coated films, foils, fabrics and other substrates for imaging, electronics, medical and optical technologies.

The EMCS acquisition, which primarily includes meat and cheese packaging products, is included in the consumer food and specialty packaging segment for the year ended December 31, 2010.

Identifiable assets by reportable segment include only those assets that are specifically identified with each segment's operations. Corporate assets include primarily certain cash held at the corporate level, deferred financing costs, income tax assets, certain non-trade receivables, capitalized software costs, corporate property, and the carrying amount of indefinite-lived trade names acquired in the Exopack Acquisition.

The Company evaluates performance based on profit or loss from operations. During the years ended December 31, 2010, 2009 and 2008 segment data includes a charge allocating certain corporate costs to each of its operating segments, as summarized in the table below:

(in thousands of dollars)	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2008
Pet food and specialty packaging	$6,146	$4,584	$3,794
Consumer food and specialty packaging	5,330	9,487	8,724
Performance packaging	5,025	5,036	5,363

Total allocations	$16,501	$19,107	$17,881

Due to the autonomy of the coated products segment in relation to the other segments, no corporate costs were allocated to the coated products segment during the years ended December 31, 2010, 2009 and 2008.

While sales and transfers between segments are recorded at cost plus a reasonable profit, the effects of intersegment sales are excluded from the computations of segment operating income. Intercompany profit is eliminated in consolidation and is not significant for the periods presented.

Corporate operating losses consist principally of certain unallocated corporate costs.

The accounting policies for the individual segments are the same as the Company's general accounting policies discussed in Note 2.

The table below presents information about the Company's reportable segments for the years ended December 31, 2010, 2009 and 2008.

(in thousands of dollars)	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2008
Revenues from external customers:
Pet food and specialty packaging	$231,933	$233,195	$267,520
Consumer food and specialty packaging	304,382	211,082	236,152
Performance packaging	171,616	163,641	202,213
Coated products	77,155	65,815	75,847

Total	$785,086	$673,733	$781,732

Intersegment revenues:
Pet food and specialty packaging	$310	$1,612	$1,693
Consumer food and specialty packaging	18,538	19,012	10,053
Performance packaging	708	1,270	1,896
Coated products	—	—	—

Total	$19,376	$21,894	$13,642

Operating income (loss):
Pet food and specialty packaging	$24,423	$26,051	$27,245
Consumer food and specialty packaging	18,671	4,197	2,706
Performance packaging	12,122	9,861	13,240
Coated products	11,750	5,523	5,981
Corporate	(32,539)	(24,557)	(24,143)
Total	34,427	21,075	25,029
Interest expense—Corporate	36,379	28,592	30,991
Other expense (income), net	(1,035)	(468)	1,371

Loss before income taxes	$(917)	$(7,049)	$(7,333)

Identifiable assets:
Pet food and specialty packaging	$139,488	$136,207	$143,885
Consumer food and specialty packaging	236,714	124,862	123,739
Performance packaging	110,887	112,843	123,892
Coated products	44,078	41,302	41,738
Corporate	78,641	66,250	65,378

Total	$609,808	$481,464	$498,632

Depreciation and amortization:
Pet food and specialty packaging	$7,826	$6,757	$6,500
Consumer food and specialty packaging	12,791	7,905	7,282
Performance packaging	6,797	6,089	6,013
Coated products	2,250	2,224	2,443
Corporate	4,072	2,480	2,266

Total	$33,736	$25,455	$24,504

Capital expenditures:
Pet food and specialty packaging	$2,980	$10,413	$5,587
Consumer food and specialty packaging	17,226	9,474	4,245
Performance packaging	1,835	5,046	7,240
Coated products	1,274	934	1,494
Corporate	1,681	554	583

Total	$24,996	$26,421	$19,149

The following geographic information represents the Company's net sales based on product shipment location for the years ended December 31, 2010, 2009 and 2008 and total long-lived assets based on physical location at December 31, 2010 and 2009:

Net Sales to Unaffiliated Customers

(in thousands)	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2008
United States	$678,674	$571,143	$648,033
United Kingdom	36,471	32,934	39,159
Canada	69,941	69,656	94,540

	$785,086	673,733	781,732

Total Property Plant and Equipment

(in thousands)	2010	2009
United States	$191,646	$149,429
Canada	16,775	18,451
United Kingdom	5,872	6,175

	$214,293	$174,055

There were no individual customers that accounted for more than 10% of the Company's net sales during the year ended December 31, 2010. One customer accounted for 11.5% and 11.8% of the Company's net sales during the years ended December 31, 2009 and 2008, respectively. One customer, primarily within the Company's pet food and specialty segment, accounted for 10.9% and 12.0% of total accounts receivable as of December 31, 2010 and 2009, respectively.